                      DFA INVESTMENT DIMENSIONS GROUP INC.

                     EMERGING MARKETS SOCIAL CORE PORTFOLIO

          (to be renamed EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO)

                SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
                              DATED MARCH 30, 2007

Effective May 29, 2007,  the name of the Emerging  Markets Social Core Portfolio will be changed to the  Emerging  Markets  Social  Core  Equity  Portfolio.  The
Emerging   Markets  Social  Core  Portfolio's  new  name  is  reflected  in  the
Portfolio's Statement of Additional Information.

Until May 29, 2007, all references in the Statement of Additional Information to the "Emerging Markets Social Core Equity Portfolio" are replaced with references to the "Emerging Markets Social Core Portfolio".

                 The date of this Supplement is March 30, 2007.